Statements of Cash Flows (Mymd Pharmaceuticals Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from Operating activities
Net loss	$ (17,580,609)	$ (3,888,249)
Adjustments to reconcile net loss to net cash flows from operating activities
Share based compensation
Increase (decrease) in cash from changes in:
Accounts payable	733,530	(443,735)
Net cash used in operating activities	(11,924,941)	(3,074,283)
Cash flows from Financing activities
Proceeds from sale of common stock	29,184,244	2,147,778
Net cash provided by financing activities	38,667,827	6,965,693
Net change in cash	17,985,417	(49,217)
Cash and cash equivalents and restricted cash at beginning of year	632,538	681,755
Cash and cash equivalents and restricted cash at end of year	18,617,955	632,538
Mymd Pharmaceuticals Inc. [Member]
Cash flows from Operating activities
Net loss	(8,930,465)	(9,638,916)
Adjustments to reconcile net loss to net cash flows from operating activities
Share based compensation	855,000	3,577,550
Option modification expense	2,009,145
Amortization of debt issuance costs	1,191,859	235,552
Non-cash amortization expense	18,334	18,333
Increase (decrease) in cash from changes in:
Prepaid expenses and other current assets	16,254	(12,180)
Accounts payable	146,443	489,235
Accrued interest, related party	165,040	10,639
Net cash used in operating activities	(4,528,390)	(5,319,787)
Cash flows from Financing activities
Proceeds from sale of common stock	1,980,000	2,959,000
Proceeds from Paycheck Protection Program loan	54,000
Proceeds from line of credit, related party	1,680,241	1,920,619
Payments on line of credit, related party	(408,741)
Proceeds from loan payable, related party	1,200,000
Advances from related party	24,600	11,903
Net cash provided by financing activities	4,530,100	4,891,522
Net change in cash	1,710	(428,265)
Cash and cash equivalents and restricted cash at beginning of year	132,023	560,288
Cash and cash equivalents and restricted cash at end of year	133,733	132,023
Supplemental disclosure of cash flow information
Issuance of stock options for debt issuance costs	839,457	1,165,816
Modification of options recorded as increase in debt discount	$ 880,020